Organization and Business Operations (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Retained Earnings (Accumulated Deficit)	$ 60,003,740		$ 50,597,674	$ 35,374,646
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	4,762,897	$ 5,029,182	6,448,078	$ 6,523,441
Cash Equivalents, at Carrying Value	4,387,797		1,477,552
Cash and working capital			2,245,979
Working capital	$ 3,902,697		2,245,979
Revision of Prior Period, Adjustment [Member]
Retained Earnings (Accumulated Deficit)			50,597,674
Net Cash Provided by (Used in) Operating Activities, Continuing Operations			$ 6,448,078